As filed with the Securities and Exchange Commission on December 18, 2008

Securities Act File No. 333-152079

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 2

Fidelity Income Fund

(Exact Name of Registrant as Specified in Charter)

82 Devonshire Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

1-617-563-7000

(Registrant’s Area Code and Telephone Number)

Scott C. Goebel, Secretary

82 Devonshire Street

Boston, Massachusetts 02109

(Name and Address of Agent for Service)

With copies to:

Joseph R. Fleming, Esq.

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts 02116

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately, pursuant to Rule 485(b)

under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

FIDELITY INCOME FUND

FORM N-14

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Explanatory Note

Part C - Other Information

Signature Page

Exhibits

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 for Fidelity Income Fund (“Registrant”) incorporates by reference: (i) Registrant’s Part A contained in Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on September 9, 2008 (SEC Accession No. 0001193125-08-193142); and (ii) Registrant’s Part B contained in Registrant’s Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on August 8, 2008 (SEC Accession No. 0001193125-08-172137). This Post-Effective Amendment is being filed for the purpose of filing as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders in the reorganization of Capital One U.S. Government Income Fund, a series of Capital One Funds, with and into Fidelity Advisor Government Income Fund, a series of the Registrant.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Service Company, Inc. (“FSC”) is appointed transfer agent, the Trust agrees to indemnify and hold FSC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names FSC and/or the Trust as a party and is not based on and does not result from FSC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FSC’s performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FSC’s willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from FSC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of FSC’s acting in reliance upon advice reasonably believed by FSC to have been given by counsel for the Trust, or as a result of FSC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

ITEM 16. EXHIBITS

(1) (a) Amended and Restated Declaration of Trust, dated April 18, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement.

(b) Certificate of Amendment of the Declaration of Trust, dated April 14, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement.

(2) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement.

(3) Not applicable.

(4) Form of Agreement and Plan of Reorganization is filed herein as Exhibit A to the combined Proxy Statement and Prospectus.

(5) Not applicable.

(6) (a) Management Contract, dated August 1, 2007, between Fidelity Ginnie Mae Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement.

(b) Management Contract, dated August 1, 2007, between Fidelity Government Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement.

(c) Management Contract, dated August 1, 2007, between Fidelity Intermediate Government Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement.

(d) Management Contract, dated August 1, 2007, between Fidelity Total Bond Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement.

(e) Management Contract, dated August 1, 2007, between Fidelity Ultra-Short Bond Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement.

(f) Management Contract, dated July 19, 2007, between the Registrant, on behalf of Fidelity Income Replacement 2016 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(g) Management Contract, dated July 19, 2007, between the Registrant, on behalf of Fidelity Income Replacement 2018 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(h) Management Contract, dated July 19, 2007, between the Registrant, on behalf of Fidelity Income Replacement 2020 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(i) Management Contract, dated July 19, 2007, between the Registrant, on behalf of Fidelity Income Replacement 2022 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(j) Management Contract, dated July 19, 2007, between the Registrant, on behalf of Fidelity Income Replacement 2024 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(k) Management Contract, dated July 19, 2007, between the Registrant, on behalf of Fidelity Income Replacement 2026 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(l) Management Contract, dated July 19, 2007, between the Registrant, on behalf of Fidelity Income Replacement 2028 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(m) Management Contract, dated July 19, 2007, between the Registrant, on behalf of Fidelity Income Replacement 2030 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(n) Management Contract, dated July 19, 2007, between the Registrant, on behalf of Fidelity Income Replacement 2032 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(o) Management Contract, dated July 19, 2007, between the Registrant, on behalf of Fidelity Income Replacement 2034 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(p) Management Contract, dated July 19, 2007, between the Registrant, on behalf of Fidelity Income Replacement 2036 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(q) Form of Management Contract, between the Registrant, on behalf of Fidelity Income Replacement 2038 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement.

(r) Form of Management Contract, between the Registrant, on behalf of Fidelity Income Replacement 2040 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement.

(s) Form of Management Contract, between the Registrant, on behalf of Fidelity Income Replacement 2042 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement.

(t) Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc. on behalf of Fidelity Ginnie Mae Fund is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement.

(u) Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc. on behalf of Fidelity Government Income Fund is incorporated herein by reference to Exhibit (d)(10) of Post-Effective No. 49 to the Registrant’s Form N-1A Registration Statement.

(v) Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc. on behalf of Fidelity Intermediate Government Income Fund is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement.

(w) Sub-Advisory Agreement, dated September 19, 2002, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc. on behalf of Fidelity Total Bond Fund is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement.

(x) Sub-Advisory Agreement, dated July 18, 2002, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc. on behalf of Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement.

(y) Sub-Advisory Agreement, dated May 1, 2001, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), on behalf of Fidelity Ginnie Mae Fund is incorporated herein by reference to Exhibit (D)(5) of Post-Effective Amendment No. 52 to the Registrant’s Form N-1A Registration Statement.

(z) Sub-Advisory Agreement, dated May 1, 2001, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), on behalf of Fidelity Intermediate Government Income Fund is incorporated herein by reference to Exhibit (D)(9) of Post-Effective Amendment No. 52 to the Registrant’s Form N-1A Registration Statement.

(aa) Sub-Advisory Agreement, dated September 19, 2002, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (currently known as Fidelity Research & Analysis Company (FRAC)), on behalf of Fidelity Total Bond Fund is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement.

(bb) Sub-Advisory Agreement, dated September 19, 2002, between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Fidelity Total Bond Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement.

(cc) Sub-Advisory Agreement, dated September 19, 2002, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Total Bond Fund is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement.

(dd) Sub-Advisory Agreement, dated September 19, 2002, between Fidelity International Investment Advisors (U.K.) Limited and Fidelity International Investment Advisors on behalf of Fidelity Total Bond Fund is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement.

(ee) Sub-Advisory Agreement, dated September 19, 2002, between Fidelity Investments Japan Limited and Fidelity International Investment Advisors on behalf of Fidelity Total Bond Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement.

(ff) Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company (FRAC)), and Fidelity Investments Japan Limited, on behalf of Fidelity Income Fund on behalf of Fidelity Ginnie Mae Fund, Fidelity Intermediate Government Income Fund, and Fidelity Total Bond Fund, is incorporated herein by reference to Exhibit (d)(17) of Fidelity Hastings Street Trust’s (File No. 002-11517) Post-Effective Amendment No. 108.

(gg) Schedule A, dated April 2, 2007, to the Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. (currently Fidelity Research & Analysis Company (FRAC)), and Fidelity Investments Japan Limited, on behalf of Fidelity Income Fund on behalf of Fidelity Ginnie Mae Fund, Fidelity Intermediate Government Income Fund, and Fidelity Total Bond Fund, is incorporated herein by reference to Exhibit (d)(53) of Fidelity Securities Fund’s (File No. 002-93601) Post-Effective Amendment No. 76.

(hh) Master International Fixed-Income Research Agreement, dated October 1, 2003, between Fidelity Investments Money Management, Inc. and Fidelity International Investment Advisors, on behalf of Fidelity Income Fund on behalf of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (d)(33) of Fidelity Charles Street Trust’s (File No. 002-73133) Post-Effective Amendment No. 74.

(ii) Schedule A, dated April 2, 2007, to the Master International Fixed-Income Research Agreement, dated October 1, 2003, between Fidelity Investments Money Management, Inc. and Fidelity International Investment Advisors, on behalf of Fidelity Income Fund on behalf of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (d)(6) of Fidelity Revere Street Trust’s (File No. 811-07807) Post-Effective Amendment No. 23.

(jj) Fixed-Income Sub-Research Agreement, dated October 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of Fidelity Income Fund on behalf of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (d)(35) of Fidelity Charles Street Trust’s (File No. 002-73133) Post-Effective Amendment No. 74.

(kk) Schedule A, dated April 2, 2007 to the Fixed-Income Sub-Research Agreement, dated October 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of Fidelity Income Fund on behalf of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (d)(8) of Fidelity Revere Street Trust’s (File No. 811-07807) Post-Effective Amendment No. 23.

(ll) General Research Services Agreement and Schedule B, each dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of Fidelity Income Fund on behalf Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund of is incorporated herein by reference to Exhibit (d)(38) of Variable Insurance Products Fund’s (File No. 002-75010) Post-Effective Amendment No. 62.

(mm) Schedule A, dated July 1, 2007, to the General Research Services Agreement, dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of Fidelity Income Fund on behalf of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (d)(28) of Fidelity Puritan Trust’s (File No. 002-11884) Post-Effective Amendment No. 130.

(7) (a) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Ginnie Mae Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 68 to the Registrant’s Form N-1A Registration Statement.

(b) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Government Income Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 68 to the Registrant’s Form N-1A Registration Statement.

(c) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Intermediate Government Income Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 68 to the Registrant’s Form N-1A Registration Statement.

(d) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Total Bond Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 68 to the Registrant’s Form N-1A Registration Statement.

(e) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Ultra-Short Bond Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 68 to the Registrant’s Form N-1A Registration Statement.

(f) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2016 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(g) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2018 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(h) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2020 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(i) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2022 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(j) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2024 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(k) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2026 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(l) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2028 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(m) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2030 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(n) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2032 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(o) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2034 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(p) General Distribution Agreement, dated July 19, 2007, between Fidelity Income Replacement 2036 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(q) Form of General Distribution Agreement between Fidelity Income Replacement 2038 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement.

(r) Form of General Distribution Agreement between Fidelity Income Replacement 2040 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement.

(s) Form of General Distribution Agreement between Fidelity Income Replacement 2042 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement.

(t) Form of Selling Dealer Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement.

(u) Form of Bank Agency Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement.

(v) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised in April 2006) is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement.

(8) The Fee Deferral Plan for Independent Trustees and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through May 14, 2006 is incorporated herein by reference to Exhibit (f)(1) of Fidelity Central Investment Portfolios LLC (File No. 811-21667) Amendment No. 6.

(9) (a) Custodian Agreement and Appendix B, C, D, and E, dated January 1, 2007, between The Bank of New York and Fidelity Income Fund on behalf of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, and Fidelity Intermediate Government Income Fund are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 88.

(b) Appendix A, dated August 21, 2007, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York and Fidelity Income Fund on behalf of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, and Fidelity Intermediate Government Income Fund is incorporated herein by reference to Exhibit (g)(2) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 69.

(c) Custodian Agreement and Appendix B, C, D, and E, dated January 1, 2007, between Citibank, N.A. and Fidelity Income Fund on behalf of Fidelity Total Bond Fund and Fidelity Ultra-Short Bond Fund are incorporated herein by reference to Exhibit (g)(5) of Fidelity Securities Fund’s (File No. 002-93601) Post-Effective Amendment No. 73.

(d) Appendix A, dated June 29, 2007 to the Custodian Agreement, dated January 1, 2007, between Citibank, N.A. and Fidelity Income Fund on behalf of Fidelity Total Bond Fund and Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Securities Fund’s (File No. 002-93601) Post-Effective Amendment No. 76.

(e) Custodian Agreement and Appendix B, C, D, and E, dated January 1, 2007, between Mellon Bank, N.A. and Fidelity Income Fund on behalf of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, and Fidelity Income Replacement 2036 Fund are incorporated herein by reference to Exhibit (g)(3) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(f) Appendix A, dated August 23, 2007 to the Custodian Agreement, dated January 1, 2007, between Mellon Bank, N.A. and Fidelity Income Fund on behalf of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, and Fidelity Income Replacement 2036 Fund is incorporated herein by reference to Exhibit (g)(9) of Fidelity Fixed-Income Trust’s (File No. 002-41839) Post-Effective Amendment No. 107.

(g) Form of Custodian Agreement and Appendix A, B, C, D, and E between Mellon Bank, N.A. and Fidelity Income Fund on behalf of Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund are incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 72 to the Registrant’s Form N-1A Registration Statement.

(h) Fidelity Group Repo Custodian Agreement among The Bank of New York, J.P. Morgan Securities, Inc., and Fidelity Income Fund on behalf of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios’ (currently known as Fidelity Colchester Street Trust) (File No. 2-74808) Post-Effective Amendment No. 31.

(i) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Income Fund on behalf of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios’ (currently known as Fidelity Colchester Street Trust) (File No. 2-74808) Post-Effective Amendment No. 31.

(j) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Income Fund on behalf of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund,

Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios’ (currently known as Fidelity Colchester Street Trust) (File No. 2-74808) Post-Effective Amendment No. 31.

(k) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Income Fund on behalf of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios’ (currently known as Fidelity Colchester Street Trust) (File No. 2-74808) Post-Effective Amendment No. 31.

(l) Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Income Fund on behalf of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios’ (currently known as Fidelity Colchester Street Trust) (File No. 2-74808) Post-Effective Amendment No. 31.

(m) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Income Fund on behalf of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios’ (currently known as Fidelity Colchester Street Trust) (File No. 2-74808) Post-Effective Amendment No. 31.

(n) Schedule A-1, Part I and Part IV, dated July 2, 2007, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and Fidelity Income Fund on behalf of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (g)(9) of North Carolina Capital Management Trust (File No. 002-77169) Post-Effective Amendment No. 48.

(o) Form of Schedule A-1 to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and Fidelity Income Fund on behalf of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, and Fidelity Income Replacement 2036 Fund Fund is incorporated herein by reference to Exhibit (g)(12) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(p) Form of Schedule A-1 to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and Fidelity Income Fund on behalf of Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund Fund is incorporated herein by reference to Exhibit (g)(15) of Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement.

(10) (a) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Ginnie Mae Fund is incorporated herein by reference to Exhibit (m)(1) of Post-Effective No. 49 to the Registrant’s Form N-1A Registration Statement.

(b) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Government Income Fund is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement.

(c) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Intermediate Government Income Fund is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement.

(d) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Bond Fund is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement.

(e) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement.

(f) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Bond Fund: Fidelity Advisor Total Bond Fund Class A is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement.

(g) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Bond Fund: Fidelity Advisor Total Bond Fund Class T is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement.

(h) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Bond Fund: Fidelity Advisor Total Bond Fund Class B is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement.

(i) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Bond Fund: Fidelity Advisor Total Bond Fund Class C is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement.

(j) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Bond Fund: Fidelity Advisor Total Bond Fund Institutional Class is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement.

(k) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Ultra-Short Bond Fund: Fidelity Advisor Ultra-Short Bond Fund Class A is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement.

(l) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Ultra-Short Bond Fund: Fidelity Advisor Ultra-Short Bond Fund Class T is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement.

(m) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Ultra-Short Bond Fund: Fidelity Advisor Ultra-Short Bond Fund Institutional Class is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement.

(n) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Government Income Fund: Fidelity Advisor Government Income Fund Class A is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 66 to the Registrant’s Form N-1A Registration Statement.

(o) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Government Income Fund: Fidelity Advisor Government Income Fund Class T is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 66 to the Registrant’s Form N-1A Registration Statement.

(p) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Government Income Fund: Fidelity Advisor Government Income Fund Class B is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 66 to the Registrant’s Form N-1A Registration Statement.

(q) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Government Income Fund: Fidelity Advisor Government Income Fund Class C is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 66 to the Registrant’s Form N-1A Registration Statement.

(r) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Government Income Fund: Fidelity Advisor Government Income Fund Institutional Class is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 66 to the Registrant’s Form N-1A Registration Statement.

(s) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2016 Fund: Fidelity Advisor Income Replacement 2016 Fund Class A is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(t) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2016 Fund: Fidelity Advisor Income Replacement 2016 Fund Class T is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(u) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2016 Fund: Fidelity Advisor Income Replacement 2016 Fund Class C is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(v) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2016 Fund: Fidelity Advisor Income Replacement 2016 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(w) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2016 Fund is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(x) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2018 Fund: Fidelity Advisor Income Replacement 2018 Fund Class A is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(y) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2018 Fund: Fidelity Advisor Income Replacement 2018 Fund Class T is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(z) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2018 Fund: Fidelity Advisor Income Replacement 2018 Fund Class C is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(aa) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2018 Fund: Fidelity Advisor Income Replacement 2018 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(bb) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2018 Fund is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(cc) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2020 Fund: Fidelity Advisor Income Replacement 2020 Fund Class A is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(dd) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2020 Fund: Fidelity Advisor Income Replacement 2020 Fund Class T is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(ee) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2020 Fund: Fidelity Advisor Income Replacement 2020 Fund Class C is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(ff) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2020 Fund: Fidelity Advisor Income Replacement 2020 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(gg) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2020 Fund is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(hh) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2022 Fund: Fidelity Advisor Income Replacement 2022 Fund Class A is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(ii) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2022 Fund: Fidelity Advisor Income Replacement 2022 Fund Class T is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(jj) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2022 Fund: Fidelity Advisor Income Replacement 2022 Fund Class C is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(kk) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2022 Fund: Fidelity Advisor Income Replacement 2022 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(ll) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2022 Fund is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(mm) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2024 Fund: Fidelity Advisor Income Replacement 2024 Fund Class A is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(nn) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2024 Fund: Fidelity Advisor Income Replacement 2024 Fund Class T is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(oo) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2024 Fund: Fidelity Advisor Income Replacement 2024 Fund Class C is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(pp) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2024 Fund: Fidelity Advisor Income Replacement 2024 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(qq) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2024 Fund is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(rr) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2026 Fund: Fidelity Advisor Income Replacement 2026 Fund Class A is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(ss) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2026 Fund: Fidelity Advisor Income Replacement 2026 Fund Class T is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(tt) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2026 Fund: Fidelity Advisor Income Replacement 2026 Fund Class C is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(uu) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2026 Fund: Fidelity Advisor Income Replacement 2026 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(vv) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2026 Fund is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(ww) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2028 Fund: Fidelity Advisor Income Replacement 2028 Fund Class A is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(xx) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2028 Fund: Fidelity Advisor Income Replacement 2028 Fund Class T is incorporated herein by reference to Exhibit (m)(50) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(yy) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2028 Fund: Fidelity Advisor Income Replacement 2028 Fund Class C is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(zz) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2028 Fund: Fidelity Advisor Income Replacement 2028 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(aaa) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2028 Fund is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(bbb) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2030 Fund: Fidelity Advisor Income Replacement 2030 Fund Class A is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(ccc) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2030 Fund: Fidelity Advisor Income Replacement 2030 Fund Class T is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(ddd) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2030 Fund: Fidelity Advisor Income Replacement 2030 Fund Class C is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(eee) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2030 Fund: Fidelity Advisor Income Replacement 2030 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(57) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(fff) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2030 Fund is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(ggg) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2032 Fund: Fidelity Advisor Income Replacement 2032 Fund Class A is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(hhh) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2032 Fund: Fidelity Advisor Income Replacement 2032 Fund Class T is incorporated herein by reference to Exhibit (m)(60) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(iii) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2032 Fund: Fidelity Advisor Income Replacement 2032 Fund Class C is incorporated herein by reference to Exhibit (m)(61) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(jjj) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2032 Fund: Fidelity Advisor Income Replacement 2032 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(kkk) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2032 Fund is incorporated herein by reference to Exhibit (m)(63) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(lll) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2034 Fund: Fidelity Advisor Income Replacement 2034 Fund Class A is incorporated herein by reference to Exhibit (m)(64) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(mmm) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2034 Fund: Fidelity Advisor Income Replacement 2034 Fund Class T is incorporated herein by reference to Exhibit (m)(65) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(nnn) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2034 Fund: Fidelity Advisor Income Replacement 2034 Fund Class C is incorporated herein by reference to Exhibit (m)(66) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(ooo) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2034 Fund: Fidelity Advisor Income Replacement 2034 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(67) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(ppp) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2034 Fund is incorporated herein by reference to Exhibit (m)(68) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(qqq) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2036 Fund: Fidelity Advisor Income Replacement 2036 Fund Class A is incorporated herein by reference to Exhibit (m)(69) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(rrr) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2036 Fund: Fidelity Advisor Income Replacement 2036 Fund Class T is incorporated herein by reference to Exhibit (m)(70) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(sss) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2036 Fund: Fidelity Advisor Income Replacement 2036 Fund Class C is incorporated herein by reference to Exhibit (m)(71) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(ttt) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2036 Fund: Fidelity Advisor Income Replacement 2036 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(72) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(uuu) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2036 Fund is incorporated herein by reference to Exhibit (m)(73) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(vvv) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2038 Fund: Fidelity Advisor Income Replacement 2038 Fund Class A is incorporated herein by reference to Exhibit (m)(74) of Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement.

(www) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2038 Fund: Fidelity Advisor Income Replacement 2038 Fund Class T is incorporated herein by reference to Exhibit (m)(75) of Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement.

(xxx) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2038 Fund: Fidelity Advisor Income Replacement 2038 Fund Class C is incorporated herein by reference to Exhibit (m)(76) of Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement.

(yyy) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2038 Fund: Fidelity Advisor Income Replacement 2038 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(77) of Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement.

(zzz) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2038 Fund is incorporated herein by reference to Exhibit (m)(78) of Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement.

(aaaa) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2040 Fund: Fidelity Advisor Income Replacement 2040 Fund Class A is incorporated herein by reference to Exhibit (m)(79) of Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement.

(bbbb) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2040 Fund: Fidelity Advisor Income Replacement 2040 Fund Class T is incorporated herein by reference to Exhibit (m)(80) of Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement.

(cccc) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2040 Fund: Fidelity Advisor Income Replacement 2040 Fund Class C is incorporated herein by reference to Exhibit (m)(81) of Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement.

(dddd) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2040 Fund: Fidelity Advisor Income Replacement 2040 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(82) of Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement.

(eeee) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2040 Fund is incorporated herein by reference to Exhibit (m)(83) of Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement.

(ffff) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2042 Fund: Fidelity Advisor Income Replacement 2042 Fund Class A is incorporated herein by reference to Exhibit (m)(84) of Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement.

(gggg) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2042 Fund: Fidelity Advisor Income Replacement 2042 Fund Class T is incorporated herein by reference to Exhibit (m)(85) of Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement.

(hhhh) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2042 Fund: Fidelity Advisor Income Replacement 2042 Fund Class C is incorporated herein by reference to Exhibit (m)(86) of Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement.

(iiii) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2042 Fund: Fidelity Advisor Income Replacement 2042 Fund Institutional Class is incorporated herein by reference to Exhibit (m)(87) of Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement.

(jjjj) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Income Replacement 2042 Fund is incorporated herein by reference to Exhibit (m)(88) of Post-Effective Amendment No. 73 to the Registrant’s Form N-1A Registration Statement.

(kkkk) Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Advisor Funds, dated April 20, 2006, on behalf of Fidelity Income Fund on behalf of Fidelity Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity Investment Trust’s (File No. 002-90649) Post-Effective
Amendment No. 95.

(llll) Schedule 1, dated June 29, 2007, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Advisor Funds, dated April 20, 2006, on behalf of Fidelity Income Fund on behalf of Fidelity Government Income Fund, Fidelity Total Bond Fund, and Fidelity Ultra-Short Bond Fund is incorporated herein by reference to Exhibit (n)(2) of Fidelity Charles Street Trust’s (File No. 002-73133) Post-Effective Amendment No. 84.

(mmmm) Form of Schedule 1 to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Advisor Funds on behalf of Fidelity Income Fund on behalf of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, and Fidelity Income Replacement 2036 Fund is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement.

(nnnn) Form of Schedule 1 to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Advisor Funds on behalf of Fidelity Income Fund on behalf of Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund is incorporated herein by reference to Exhibit (n)(4) of Post-Effective Amendment No. 71 to the Registrant’s Form N-1A Registration Statement.

(11) Opinion and Consent of Dechert LLP, counsel to Fidelity Advisor Government Income Fund, as to the legality of shares being registered is incorporated herein by reference to Exhibit (11) of the Registrant’s Form N-14 Registration Statement (filed July 2, 2008).

(12) Opinion and Consent of Reed Smith LLP supporting the tax matters and consequences to shareholders in the reorganization of Capital One U.S. Government Income Fund with and into Fidelity Advisor Government Income Fund is filed herewith as Exhibit 12.

(13) 45 Basis Point Expense Contract, dated October 30, 2006, between Fidelity Income Fund on behalf of Fidelity Government Income Fund and FMR is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 68 to the Registrant’s Form N-1A Registration Statement.

(14) (a) Consent of Ernst & Young LLP is incorporated herein by reference to Exhibit 14(a) of Post-Effective Amendment No. 1 to the Registrant’s Form N-14 Registration Statement (filed September 9, 2008).

(b) Consent of PricewaterhouseCoopers LLP is incorporated herein by reference to Exhibit 14(b) of Pre-Effective Amendment No. 2 to the Registrant’s Form N-14 (filed August 8, 2008).

(c) Consent of Deloitte & Touche LLP is incorporated herein by reference to Exhibit 14(c) of Pre-Effective Amendment No. 2 to the Registrant’s Form N-14 (filed August 8, 2008).

(15) Not applicable.

(16) (a) Power of attorney for Abigail P. Johnson, dated April 1, 2007, which is incorporated herein by reference to Exhibit 16(a) of the Registrant’s Form N-14 (filed July 2, 2008).

(b) Power of attorney for Joseph R. Fleming, John V. O’Hanlon, Robert W. Helm and Anthony H. Zacharski, dated August 1, 2008, which is incorporated herein by reference to Exhibit 16(b) of Pre-Effective Amendment No. 2 to the Registrant’s Form N-14 (filed August 8, 2008).

(17) Form of Proxy Card is incorporated herein by reference to Exhibit 17 of the Registrant’s Form N-14.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 18th day of December, 2008.

Fidelity Income Fund

By:	/s/ John R. Hebble
John R. Hebble President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

(Signature)	(Title)	(Date)

/s/ John R. Hebble John R. Hebble	President and Treasurer (Principal Executive Officer)	December 18, 2008

/s/ Christine Reynolds Christine Reynolds	Chief Financial Officer (Principal Financial Officer)	December 18, 2008

/s/ Edward C. Johnson 3d Edward C. Johnson 3d	† Trustee	December 18, 2008

/s/ James C. Curvey James C. Curvey	* Trustee	December 18, 2008

/s/ Albert R. Gamper Albert R. Gamper	* Trustee	December 18, 2008

/s/ George H. Heilmeier George H. Heilmeier	* Trustee	December 18, 2008

/s/ Arthur E. Johnson Arthur E. Johnson	* Trustee	December 18, 2008

/s/ James H. Keyes James H. Keyes	* Trustee	December 18, 2008

/s/ Marie L. Knowles Marie L. Knowles	*Trustee	December 18, 2008

/s/ Kenneth L. Wolfe Kenneth L. Wolfe	* Trustee	December 18, 2008

† Signature affixed by Abigail P. Johnson, pursuant to a power of attorney dated April 1, 2007, which is incorporated herein by reference to Exhibit 16(a) of the Registrant’s Form N-14 (filed July 2, 2008).

* By:     /s/ Joseph R. Fleming

Joseph R. Fleming, pursuant to a power of attorney dated August 1, 2008, which is incorporated herein by reference to Exhibit 16(b) of Pre-Effective Amendment No. 2 to the Registrant’s Form N-14 (filed August 8, 2008).